Revenues - Schedule of Revenue is Disaggregated by Geographic Location of Customers (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Revenues	¥ 273,333,957	¥ 205,481,904	¥ 179,586,066
Chinese Mainland [Member]
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Revenues	245,605,381	191,565,207	174,700,347
Hong Kong [Member]
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Revenues	3,971,123	5,260,144	4,885,719
The United States [Member]
Schedule of Revenue is Disaggregated by Geographic Location of Customers [Line Items]
Revenues	¥ 23,757,453	¥ 8,656,553